Loans Receivables (Details) - Schedule of the Activity in the Allowance for Credit Loss - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of the Activity in the Allowance for Credit Loss [Abstract]
Balance at beginning of year	$ 7,309,516	$ 832,170
Provision	3,440,368	7,267,026
Charge-offs
Recoveries
Effect of translation adjustment	418,165	(789,680)
Balance at end	$ 11,168,049	$ 7,309,516